Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUE	$ 1,618,626	$ 1,996,602	$ 2,818,288	$ 3,547,800	$ 6,868,261	$ 9,402,564
REVENUE - related party						3,640
TOTAL REVENUE					6,868,261	9,406,204
COST OF REVENUE	1,627,788	1,338,285	3,163,620	2,279,283	4,696,317	6,252,240
Gross Profit	(9,162)	658,317	(345,332)	1,268,517	2,171,944	3,153,964
OPERATING EXPENSES
Salaries and outside services	858,804	691,571	2,123,509	2,126,241	4,048,508	2,473,716
Selling, general and administrative expenses	1,139,493	(4,103,469)	2,154,057	2,344,930	4,767,334	1,649,425
Loss on impairment of Goodwill and Intangible Assets						560,000
Depreciation and amortization	9,321	11,620	18,434	22,369	46,535	113,287
TOTAL OPERATING (INCOME) EXPENSES	2,007,618	(3,400,278)	4,296,000	4,493,540	8,862,377	4,796,428
INCOME (LOSS) FROM OPERATIONS BEFORE OTHER INCOME AND TAXES	(2,016,780)	4,058,595	(4,641,332)	(3,225,023)	(6,690,433)	(1,642,464)
OTHER INCOME (EXPENSE)
Gain (loss) on extinguishment of debt		68,204		95,615	282,418	28,971
Gain (loss) forgiveness of PPP Loan		(780,680)			780,680	780,680
Gain (loss) on Sales of Discontinued Operations		226,769	25,197	226,769	226,769
Gain (loss) on changes in derivative liability						131,018
Interest expense		(11,766)		(4,086,497)	(3,155,819)	(774,568)
TOTAL OTHER INCOME (EXPENSE)		(497,473)	25,197	(3,764,113)	(1,865,952)	166,101
INCOME/(LOSS) FROM OPERATIONS BEFORE PROVISION FOR TAXES	(2,016,780)	3,561,122	(4,616,135)	(6,989,136)	(8,556,385)	(1,476,363)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS BEFORE PROVISION FOR TAXES		27,758		71,695	73,614	205,713
PROVISION (BENEFIT) FOR INCOME TAXES
NET INCOME/(LOSS)	(2,016,780)	3,588,880	(4,616,135)	(6,917,441)	(8,482,771)	(1,270,650)
PREFERRED DIVIDENDS		2,409		12,525	12,525	111,172
NET INCOME/(LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (2,016,780)	$ 3,586,471	$ (4,616,135)	$ (6,929,966)	$ (8,495,296)	$ (1,381,822)
NET LOSS PER SHARE
BASIC (in Dollars per share)	$ 0	$ 0	$ 0	$ (0.01)	$ (0.01)	$ 0
DILUTED (in Dollars per share)	$ 0	$ 0	$ 0	$ (0.01)	$ (0.01)	$ 0
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING
BASIC (in Shares)	1,131,934,620	985,337,917	1,094,989,076	894,257,427	956,912,269	579,856,451
DILUTED (in Shares)	1,131,934,620	2,363,283,243	1,094,989,076	894,257,427	956,912,269	579,856,451